UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10637

Nuveen Ohio Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
	May 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.9% (4.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 1,000	5.125%, 6/01/24	6/17 at 100.00	B	$ 803,340
2,000	5.875%, 6/01/47	6/17 at 100.00	BB	1,528,920
20	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	8/12 at 100.00	BBB+	19,962
	Series 2002, 5.375%, 5/15/33
3,020	Total Consumer Staples			2,352,222
	Education and Civic Organizations – 9.5% (6.5% of Total Investments)
275	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	312,345
350	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	364,728
	2006, 5.000%, 7/01/41
1,125	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	8/12 at 100.00	Baa2	1,127,779
	2002, 5.750%, 5/01/16
650	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Ba1	625,443
	2005, 5.000%, 12/01/24
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project,
	Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	140,642
590	5.000%, 11/01/32	5/22 at 100.00	AA	673,420
3,110	Total Education and Civic Organizations			3,244,357
	Health Care – 30.2% (20.5% of Total Investments)
200	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series	6/20 at 100.00	AA–	218,330
	2010A, 5.250%, 6/01/38
695	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	704,056
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
600	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	11/19 at 100.00	Aa2	655,956
	Improvement Series 2009, 5.250%, 11/01/40
420	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	444,158
	2005, 5.000%, 11/01/40
320	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond	11/21 at 100.00	AA	370,752
	Trust 11-21B, 9.234%, 11/15/41 (IF) (4)
625	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series	6/21 at 100.00	A	725,031
	2011A, 6.250%, 12/01/34
1,000	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A–	1,066,140
	Series 2008C, 6.000%, 8/15/43
550	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	649,424
	2011A, 6.000%, 11/15/41
160	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A2	171,890
	Inc., Series 2006, 5.250%, 5/15/21
100	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	107,324
	Project, Refunding Series 2011, 5.250%, 8/01/41
500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	515,035
	5.000%, 5/01/30
105	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	111,570
	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic
	Health System Obligated Group, Series 2008A:
600	5.000%, 1/01/25	1/18 at 100.00	Aa2	661,740
100	5.250%, 1/01/33	1/18 at 100.00	Aa2	109,733
200	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health	5/20 at 100.00	AA–	216,434
	System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured
2,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	2,137,317
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	111,076
	Obligated Group, Series 2009A, 5.500%, 1/01/39
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System
	Obligated Group, Tender Option Bond Trust 3551:
125	19.746%, 1/01/17 (IF)	No Opt. Call	Aa2	171,720
425	20.072%, 1/01/33 (IF)	1/19 at 100.00	Aa2	613,292
100	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	144,304
	Obligated Group, Tender Option Bond Trust 3591, 20.231%, 1/01/17 (IF)
250	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	261,128
	5.250%, 11/15/36
110	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	121,353
	5.750%, 12/01/35
9,285	Total Health Care			10,287,763
	Housing/Multifamily – 3.2% (2.2% of Total Investments)
200	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aa1	215,636
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
160	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	Aaa	165,056
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
685	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	Aaa	723,346
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)
1,045	Total Housing/Multifamily			1,104,038
	Housing/Single Family – 0.6% (0.4% of Total Investments)
210	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	215,716
	9/01/31 (Alternative Minimum Tax)
	Industrials – 6.9% (4.7% of Total Investments)
555	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/14 at 100.00	BBB–	560,267
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
480	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	482,218
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,245,760
	Series 1992, 6.450%, 12/15/21
400	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	56,040
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5)
2,435	Total Industrials			2,344,285
	Long-Term Care – 1.1% (0.7% of Total Investments)
95	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	103,887
	Services, Improvement Series 2010A, 5.625%, 7/01/26
245	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	259,134
	Refunding & improvement Series 2010, 6.625%, 4/01/40
340	Total Long-Term Care			363,021
	Tax Obligation/General – 41.2% (27.9% of Total Investments)
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements, Series	6/22 at 100.00	AAA	1,204,860
	2012, 5.000%, 12/01/26 (WI/DD, Settling 6/01/12) – AMBAC Insured
1,000	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/29	12/19 at 100.00	AA	1,105,490
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006:
1,815	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	1,028,379
1,000	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	538,650
300	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	330,810
1,000	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,145,140
250	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	268,768
1,275	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AA–	1,356,320
	AGM Insured
1,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	Aa3	1,072,290
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – NPFG Insured
500	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011,	No Opt. Call	Aa1	399,465
	0.000%, 12/01/21
210	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	Aa2	234,272
	5.000%, 12/01/25 – FGIC Insured
1,270	Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 – AMBAC Insured	12/12 at 100.00	A3	1,279,246
235	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	252,714
500	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AA–	536,205
	2006, 5.000%, 12/01/25 – AGM Insured
100	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aaa	112,830
	Series 2007, 5.000%, 12/01/31
500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	623,320
	Series 2007, 5.250%, 12/01/31 – AGM Insured
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	Aa3	54,457
	5.250%, 12/01/36
150	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	162,155
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
500	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding	12/15 at 100.00	AA–	533,010
	Series 2005, 5.000%, 12/01/24 – AGM Insured
1,130	Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series 2002, 5.000%, 12/01/18	12/12 at 100.00	AAA	1,155,470
500	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School	6/17 at 100.00	Aa2	537,560
	Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured
100	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	6/19 at 100.00	AA	109,725
	School Improvment Series 2009, 5.125%, 12/01/37
14,385	Total Tax Obligation/General			14,041,136
	Tax Obligation/Limited – 16.3% (11.1% of Total Investments)
250	Cuyhoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart–	12/20 at 100.00	AA	283,755
	Convention Center Project, Series 2010F, 5.000%, 12/01/27
75	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio,	12/19 at 100.00	Aa2	84,018
	Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	287,541
125	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42 (WI/DD,	1/22 at 100.00	A	134,401
	Settling 6/06/12)
750	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 –	12/16 at 100.00	A+	806,325
	AMBAC Insured
65	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 –	No Opt. Call	AA–	32,293
	AGM Insured
1,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A+	1,090,360
1,000	Midview Local School District, Lorain County, Ohio, Certificates of Participation, Series	5/13 at 100.00	A1	1,013,880
	2003, 5.000%, 11/01/30
35	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	10/22 at 100.00	A1	40,645
	2012C, 5.000%, 10/01/24
200	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AA	219,080
	Series 2005A, 5.000%, 4/01/25 – AGM Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	597,660
	2009A, 0.000%, 8/01/34
1,835	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	508,956
	2010A, 0.000%, 8/01/35
400	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A,	12/22 at 100.00	AA+	474,416
	5.000%, 12/01/24
8,000	Total Tax Obligation/Limited			5,573,330
	Transportation – 5.6% (3.8% of Total Investments)
1,550	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	1,905,880
	U.S. Guaranteed – 19.0% (12.8% of Total Investments) (6)
725	Eaton City School District, Preble County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 101.00	Aa2 (6)	752,463
	5.750%, 12/01/21 (Pre-refunded 12/01/12) – FGIC Insured
1,000	Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa1 (6)	1,026,010
1,000	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa1 (6)	1,047,670
	5.000%, 12/01/22 (Pre-refunded 6/01/13) – NPFG Insured
300	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/12 at 100.00	AA– (6)	305,166
	Partners, Refunding Series 2002, 5.375%, 10/01/30 (Pre-refunded 10/01/12)
2,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University,	10/12 at 100.00	N/R (6)	2,035,600
	Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)
160	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	196,803
	Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured
1,000	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (6)	1,097,190
	Bonds, Series 2004A, 5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured
6,185	Total U.S. Guaranteed			6,460,902
	Utilities – 3.5% (2.3% of Total Investments)
500	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	541,245
	Series 2008A, 5.250%, 2/15/43
1,595	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A2	609,928
	NPFG Insured
25	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	28,881
	Project, Series 2009E, 5.625%, 10/01/19
2,120	Total Utilities			1,180,054
	Water and Sewer – 3.5% (2.4% of Total Investments)
130	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A1	139,309
	AMBAC Insured
950	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 –	12/20 at 100.00	Aa3	1,057,654
	AGM Insured
1,080	Total Water and Sewer			1,196,963
$ 52,765	Total Investments (cost $46,446,947) – 147.5%			50,269,667
	MuniFund Term Preferred Shares, at Liquidation Value – (54.2)% (7)			(18,470,150)
	Other Assets Less Liabilities – 6.7%			2,291,643
	Net Assets Applicable to Common Shares – 100%			$ 34,091,160

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$50,269,667	$—	$50,269,667

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $46,383,349.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$4,196,253
Depreciation	(309,935)
Net unrealized appreciation (depreciation) of investments	$3,886,318

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.7%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Ohio Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2012